Credit Facilities (Summary of Credit Facilities) (Details) $ in Thousands	Sep. 30, 2019 property	Sep. 30, 2019	Sep. 30, 2019 USD ($)	Sep. 30, 2019 encumbered_property	Mar. 13, 2019 property	Dec. 31, 2018 USD ($)	Mar. 02, 2018 property	Dec. 31, 2017 USD ($)
Line of Credit Facility [Line Items]
Number of properties	193			103
Outstanding balance			$ 667,989			$ 602,622
Effective Interest Rate		4.50%				4.76%
Capital One Facility
Line of Credit Facility [Line Items]
Number of properties | property							7
Credit Facility
Line of Credit Facility [Line Items]
Outstanding balance			308,667			$ 0
Credit Facility | Prior Credit Facility
Line of Credit Facility [Line Items]
Number of properties | property	0
Outstanding balance			0			$ 243,300
Effective Interest Rate		0.00%				4.62%
Credit Facility | Fannie Mae Master Credit Facilities
Line of Credit Facility [Line Items]
Number of properties | property	22
Outstanding balance			359,322			$ 359,322
Credit Facility | Fannie Mae Master Credit Facilities | Capital One Facility
Line of Credit Facility [Line Items]
Number of properties | property	12
Outstanding balance			216,614			$ 216,614		$ 152,500
Effective Interest Rate		4.70%				4.83%
Credit Facility | Fannie Mae Master Credit Facilities | KeyBank Facility
Line of Credit Facility [Line Items]
Number of properties | property	10
Outstanding balance			142,708					$ 142,708
Effective Interest Rate		4.72%				4.88%
Revolving Credit Facility
Line of Credit Facility [Line Items]
Number of properties | property					65
Outstanding balance			163,618			$ 243,300
Credit Facility | Revolving Credit Facility
Line of Credit Facility [Line Items]
Number of properties | property	81
Outstanding balance			163,618			$ 0
Effective Interest Rate		4.26%				0.00%
Term Loan
Line of Credit Facility [Line Items]
Effective Interest Rate		4.25%
Term Loan | Credit Facility
Line of Credit Facility [Line Items]
Outstanding balance			150,000			$ 0
Deferred financing costs			(4,951)			0
Outstanding balance, net			$ 145,049			$ 0
Effective Interest Rate						0.00%